CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			147 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Cash Flows (Used In) Operating Activities Provided By:
Net loss for the period	$ (3,132,952)	$ (3,175,999)	$ (1,102,197)	$ (8,642,417)
Adjustments to reconcile net loss to cash used by operating activities:
Amortization	42,918	26,284	320	69,498
Foreign exchange loss	0	0	0	226,512
Stock-based compensation	81,178	195,399	0	276,577
Changes in operating assets and liabilities:
Accounts receivable	(49,680)	(330,875)	(49,407)	(430,335)
Prepaid expenses	48,621	(49,510)	0	(889)
Inventory	(47,826)	(179,294)	(117,088)	(345,920)
Due to and from related parties	2,243,364	109,309	626,933	3,084,891
Accrued dividends payable	203,350	23,891	0	227,241
Accounts payable and accrued liabilities	62,562	74,252	49,121	462,011
Net Cash Provided by (Used in) Operating Activities	(548,465)	(3,306,543)	(592,318)	(5,072,831)
Investing Activities
Subsidiary cash upon acquisition	0	0	0	15,465
Purchase of property and equipment	(36,830)	(59,732)	(41,873)	(138,434)
Net Cash Provided by (Used in) Investing Activities	(36,830)	(59,732)	(41,873)	(122,969)
Financing Activities
Proceeds from share issuances	0	1,217,002	1,385,000	2,678,002
Proceeds from notes payable	0	1,000,000	111,950	1,661,078
Proceeds from preferred shares	0	1,000,000	0	1,000,000
Net Cash Provided by (Used in) Financing Activities	0	3,217,002	1,496,950	5,339,080
Net (Decrease) Increase In Cash	(585,295)	(149,273)	862,759	143,280
Cash, Beginning Of Period	728,575	877,848	15,089	0
Cash, End Of Period	143,280	728,575	877,848	143,280
Non-cash Financing Activities
Common stock issued to settle debt	0	403,211	0	984,841
Supplemental Disclosure of Cash Flow Information
Interest paid	0	0	0	0
Income taxes paid	$ 0	$ 0	$ 0	$ 0